Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summarised Financial Information of Joint Venture
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information available at the latest practicable date in respect of the ViiV Healthcare sub-group
is as follows:

	2022 £m	2021 £m	2020 £m

Turnover	5,619	4,637	4,848

Profit after taxation	1,528	1,087	762

Other comprehensive income/(expense)	94	(17)	33

Total comprehensive income	1,622	1,070	795

	2022 £m	2021 £m

Non-current assets	2,716	2,796

Current assets	3,354	2,711

Total assets	6,070	5,507

Current liabilities	(3,762)	(3,121)

Non-current liabilities	(8,983)	(8,472)

Total liabilities	(12,745)	(11,593)

Net liabilities	(6,675)	(6,086)

	2022 £m	2021 £m	2020 £m

Net cash inflow from operating activities	3,442	2,128	2,249

Net cash outflow from investing activities	(174)	(287)	(294)

Net cash outflow from financing activities	(2,718)	(1,608)	(2,483)

Increase/(decrease) in cash and bank overdrafts in the year	550	233	(528)

ViiV healthcare [member]
Statement [LineItems]
Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the ViiV Healthcare group are included in GSK’s financial statements:

	2022 £m	2021 £m	2020 £m

Share of profit for the year attributable to non-controlling interest	415	196	223

Dividends paid to non-controlling interest	480	224	419

Non-controlling interest in the Consolidated balance sheet	(611)	(570)	(539)

Consumer health care joint venture [member]
Statement [LineItems]
Summarised Financial Information of Joint Venture
GSK held 68% of the Consumer Healthcare
sub-group
until the demerger on 18 July 2022 (see details in Note 41), giving rise to a material non-controlling
interest. Summarised financial information in respect of the Consumer Healthcare sub-group
at 31 December 2021 is as follows:

2021 £m

Non-current assets	29,200

Current assets	5,251

Total assets	34,451

Current liabilities	(4,238)

Non-current liabilities	(3,733)

Total liabilities	(7,971)

Net assets	26,480

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the Consumer Healthcare Joint Venture were included in GSK’s financial statements in prior years:

	2021 £m	2020 £m

Non-controlling interest in the Consolidated balance sheet	6,609	6,538